Fair Values of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
FAIR VALUES OF FINANCIAL INSTRUMENTS
U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although Management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

		2012		2011
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$751,430	$751,430	$816,002	$816,002
Available-for-sale securities:	2
Equity securities			—	—	—
Obligations of U.S. government		183,560	183,560	190,527	190,527
Obligations of states and political subdivisions		24,844	24,844	23,568	23,568
Obligations of foreign governments		—	—	—	—
Corporate debt securities		403,325	403,325	29,959	29,959
Mortgage-backed securities
Agency pass-through certificates		1,169,976	1,169,976	3,011,090	3,011,090
Other debt securities		—	—	—	—
Total available-for-sale securities		1,781,705	1,781,705	3,255,144	3,255,144
Held-to-maturity securities:	2
Equity securities		—	—	—	—
Obligations of U.S. government		—	—	—	—
Obligations of states and political subdivisions		795	802	1,950	2,023
Obligations of foreign governments		—	—	—	—
Corporate debt securities		—	—	—	—
Mortgage-backed securities
Agency pass-through certificates		1,190,692	1,216,421	45,086	48,593
Other debt securities		—	—	—	—
Total held-to-maturity securities		1,191,487	1,217,223	47,036	50,616
Loans receivable	3	7,451,998	7,949,892	7,935,877	8,479,307
Covered loans	3	288,376	289,754	382,183	375,027
FDIC indemnification asset	3	87,571	85,846	98,871	101,751
FHLB stock	2	149,840	149,840	151,755	151,755
Financial liabilities
Customer accounts	2	8,576,618	8,406,432	8,665,903	8,557,357
FHLB advances and other borrowings	2	1,880,000	2,110,223	2,762,066	3,038,127

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method.

Loans receivable and covered loans – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities. The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.

FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates .

FHLB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

 Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.